Credit Risk - Summary of Compound Annual Growth Rates Over 5 Year Forecast (Detail)	12 Months Ended
Dec. 31, 2018
Upside 2 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price index	3.40%
GDP	2.50%
Unemployment rate	2.80%
Interest rate	1.00%
Upside 1 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price index	2.30%
GDP	2.10%
Unemployment rate	3.80%
Interest rate	1.25%
Base case [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price index	2.00%
GDP	1.60%
Unemployment rate	4.30%
Interest rate	1.50%
Downside 1 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price index	(2.00%)
GDP	0.70%
Unemployment rate	6.90%
Interest rate	2.50%
Downside 2 [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
House price index	(9.50%)
GDP	0.30%
Unemployment rate	8.60%
Interest rate	2.25%